Consolidated Statements of Loss and Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements Of Loss And Comprehensive Loss Abstract
Diluted loss per share	$ (0.16)	$ (0.13)